INCOME TAXES, (Loss) Income Before Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
(Loss) Income Before Tax Expenses [Abstract]
(Loss) income before income tax expense	$ (15,152,338)	$ (11,814,077)	$ 2,936,488
British Virgin Islands [Member]
(Loss) Income Before Tax Expenses [Abstract]
(Loss) income before income tax expense	(3,954,937)	(2,427,822)	462,157
Hong Kong [Member]
(Loss) Income Before Tax Expenses [Abstract]
(Loss) income before income tax expense	(10,570,116)	(9,211,648)	2,474,331
Other Jurisdiction [Member]
(Loss) Income Before Tax Expenses [Abstract]
(Loss) income before income tax expense	$ (627,285)	$ (174,607)	$ 0